Acquisitions of business operations - Fair values assigned 2015 acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 17, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 02, 2016
Disclosure of detailed information about business combination [line items]
Goodwill (Note 8)		$ 11,825	$ 11,658	$ 11,800
Total upfront consideration		1,500			$ 2,500
Net cash outflow		$ 1,450	$ 2,564	$ 2,446
ZS Pharma Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets (Note 9)	$ 3,162
Property, plant and equipment (Note 7)	21
Non-current assets	3,183
Current assets	169
Current liabilities	(50)
Deferred tax liabilities	(977)
Other liabilities	(13)
Non-current liabilities	(990)
Total net assets acquired	2,312
Goodwill (Note 8)	388
Total upfront consideration	2,700
Less: cash and cash equivalents acquired	73
Less: consideration	(181)
Net cash outflow	$ 2,446